Goodwill and Other Intangible Assets Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 18,948	$ 18,310	$ 19,116
Gross Carrying Value, Intangible Assets	152,580	129,799
Accumulated Amortization, Intangible Assets	109,665	93,316
Net Carrying Value, Intangible Assets	42,915	36,483
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible Assets	59,340	43,964
Accumulated Amortization, Intangible Assets	40,002	35,485
Net Carrying Value, Intangible Assets	19,338	8,479
Merchant Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible Assets	12,015	9,559
Accumulated Amortization, Intangible Assets	8,475	7,975
Net Carrying Value, Intangible Assets	3,540	1,584
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible Assets	11,534	10,650
Accumulated Amortization, Intangible Assets	8,004	7,033
Net Carrying Value, Intangible Assets	3,530	3,617
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible Assets	38,388	37,035
Accumulated Amortization, Intangible Assets	30,197	25,368
Net Carrying Value, Intangible Assets	8,191	11,667
Brand Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible Assets	7,960	7,960
Accumulated Amortization, Intangible Assets	4,665	3,073
Net Carrying Value, Intangible Assets	3,295	4,887
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible Assets	17,259	15,774
Accumulated Amortization, Intangible Assets	14,020	11,810
Net Carrying Value, Intangible Assets	3,239	3,964
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible Assets	6,084	4,857
Accumulated Amortization, Intangible Assets	4,302	2,572
Net Carrying Value, Intangible Assets	1,782	2,285
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 0	$ 7,900	$ 28,000